General information and organization - Summary of Condensed Separate Financial Statements (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statements [Line Items]
Total current assets	¥ 32,458	¥ 34,544
Total non-current assets	70,064	55,900
Total assets	102,522	90,444
Total current liabilities	(14,589)	(16,550)
Total non-current liabilities	(4,883)	(4,168)
Total liabilities	(19,472)	(20,718)
Total revenues	32,902	28,401	¥ 27,752
Net loss	11,353	7,109	5,220
Net cash inflow from operating activities	10,231	10,275	7,337
Net cash outflow from investing activities	(10,227)	(6,818)	(1,863)
Net cash (outflow)/inflow/from financing activities	(4,649)	(3,830)	(1,538)
Cash and cash equivalents at beginning of the year	13,164	13,567	9,555
Exchange differences on cash and cash equivalents	(49)	(30)	76
Cash and cash equivalents at end of the year	8,470	13,164	13,567
VIEs And Subsidiaries Of VIEs [Member]
Statements [Line Items]
Total current assets	10,488	11,837
Total non-current assets	10,679	7,203
Total assets	21,167	19,040
Total current liabilities	(8,169)	(7,023)
Total non-current liabilities	(1,048)	(344)
Total liabilities	(9,217)	(7,367)
Total revenues	30,804	27,180	26,770
Net loss	(698)	(723)	(302)
Net cash inflow from operating activities	3,107	406	518
Net cash outflow from investing activities	(3,578)	(323)	(430)
Net cash (outflow)/inflow/from financing activities	1,380	77	(40)
Net increase in cash and cash equivalents	909	160	48
Cash and cash equivalents at beginning of the year	697	538	490
Exchange differences on cash and cash equivalents	0	(1)
Cash and cash equivalents at end of the year	¥ 1,606	¥ 697	¥ 538